As filed with the Securities and Exchange Commission on November 27, 2000

                                                   Registration No. 333-70963

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                  ------------
                   POST-EFFECTIVE AMENDMENT NO. 3 TO FORM S-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                  ------------
                            COLI VUL-2 SERIES ACCOUNT
                              (Exact Name of Trust)

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                             8515 East Orchard Road
                            Englewood, Colorado 80111
          (Complete Address of Depositor's Principal Executive Offices)

                               William T. McCallum
                      President and Chief Executive Officer
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                             8515 East Orchard Road
                            Englewood, Colorado 80111
                (Name and Complete Address of Agent for Service)

      Copies to:

         James F. Jorden, Esq.                                Beverly A. Byrne, Esq.
         Jorden Burt Boros Cicchetti                          Counsel
            Berenson & Johnson LLP                            Great-West Life & Annuity Insurance Company
         1025 Thomas Jefferson Street, N.W.                   8515 East Orchard Road
         Washignton, D.C.  20007-5201                         Englewood, Colorado  80111
                                                             ------------
         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):

                  [ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

                  [   ]  on May 1, 2000 pursuant to paragraph (b) of Rule 485.

                  [   ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

                  [   ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
      [ ] this post-effective  amendment  designates a new effective date for a previously filed post-effective amendment.
                                   -----------
Title of securities being offered - variable portion of individual flexible premium variable universal life insurance policies.
                                   ----------
Approximate date of proposed public offering:  continuous.

[ ] Check this box if it is proposed  that this filing will become  effective on
(date) at (time) pursuant to Rule 487.





                         Key Business VUL -- Prospectus

           A Flexible Premium Variable Universal Life Insurance Policy
             offered by Great-West Life & Annuity Insurance Company
                in connection with its COLI VUL-2 Series Account

                     Supplement dated November , 2000 to the
                       Prospectus for the Key Business VUL
                                dated May 1, 2000


On Page ii of the prospectus, add the following as the 35th, 36th and 37th Divisions (investment options):

         Fidelity Variable Insurance Products (VIP) Funds II
         Fidelity VIP Investment Grade Bond Portfolio
         Fidelity VIP Growth Opportunities Portfolio
         Fidelity VIP Growth Portfolio

All references in the Prospectus to "34 Divisions" or "34 investment divisions" should read "37 Divisions" or "34 investment options," as appropriate.

On Page 4 of the prospectus, within the Table of Fees and Expenses of the Funds, add the following:

-------------------------------------------------------- ------------- ---------- -------------- --------------- --------------
                                                          Management   Other       Gross Total      Less Fee       Net Total
                                                             Fees      Expenses      Annual        Waivers &        Annual
                         Fund                                                       Operating       Expense        Operating
                                                                                    Expenses     Reimbursement     Expenses
-------------------------------------------------------- ------------- ---------- -------------- --------------- --------------
Fidelity Variable Insurance Products (VIP) Funds II
o        Fidelity VIP Investment Grade Bond Portfolio       0.43%        0.39%        0.82%           N/A           0.82%14
-------------------------------------------------------- ------------- ---------- -------------- --------------- --------------
o        Fidelity VIP Growth Opportunities Portfolio        0.58%        0.38%        0.96%           N/A           0.96%14
-------------------------------------------------------- ------------- ---------- -------------- --------------- --------------
o        Fidelity VIP Growth Portfolio                      0.58%        0.35%        0.93%           N/A           0.93%14
-------------------------------------------------------- ------------- ---------- -------------- --------------- --------------

14 Fidelity VIP Funds II - Fidelity VIP Investment Grade Bond Portfolio: The adviser voluntarily reimburses total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) as a percentage of its average net assets, exceed 1.05%. This arrangement can be discontinued by the adviser at any time. Fidelity VIP Growth Opportunities Portfolio and Fidelity VIP Growth Portfolio: The adviser voluntarily reimburses total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) as a percentage of its average net assets, exceed 1.75%. This arrangement can be discontinued by the adviser at any time.

On Page 10 of the prospectus, add the following:

Fidelity Variable Insurance Products Funds II (advised by Fidelity Management & Research Company)

         Fidelity VIP Investment Grade Bond Portfolio seeks to provide as high a level of current income as is consistent with the preservation of capital. The Portfolio normally invests in U.S. dollar-denominated investment-grade bonds (those of medium and high quality).

         Fidelity VIP Growth Opportunities Portfolio seeks to provide capital growth. The Portfolio normally invests in common stocks of domestic and foreign companies, but may invest in other types of securities, including bonds, which may be lower-quality debt securities.

         Fidelity VIP Growth Portfolio seeks to achieve capital appreciation. The Portfolio normally invests primarily in common stocks of domestic and foreign companies which are believed to have above-average growth potential.

On Page 33 of the prospectus, under the heading "Distribution of the Policy," please delete the first paragraph in its entirety and replace with the following:

Licensed insurance agents will sell the Policy in those states where the Policy may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. and who have entered into selling agreements with our general distributor, BenefitsCorp Equities, Inc. ("BCE"). BCE, whose principal business address is 8515 East Orchard Road, Englewood, Colorado 80111, is an indirect, wholly-owned subsidiary of Great-West and is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealer and is a member of the National Association of Securities Dealers, Inc. BCE also acts as the general distributor of certain annuity contracts issued by us. The maximum sales commission payable to our agents, independent registered insurance agents and other registered broker-dealers is 70% of premium up to the first year target premium and 7% of the portion of the first year premium above the target. In addition, asset-based trail commissions may be paid. A sales representative may be required to return all or a portion of the commissions paid if: (i) a Policy terminates prior to the second Policy Anniversary; or (ii) a Policy is surrendered for the Surrender Benefit within the first six Policy Years and applicable state insurance law permits a Return of Expense Charge.


Replace Pages C-1, C-2 and C-3 of the prospectus with the revised Appendix C that follows:

                 Appendix C -- Sample Hypothetical Illustrations

Illustrations of Death Benefits, Surrender Values And Accumulated Premiums

The illustrations in this prospectus have been prepared to help show how values under the Policy change with investment performance. The illustrations on the following pages illustrate the way in which a Policy Year's death benefit, Account Value and Cash Surrender Value could vary over an extended period of time. They assume that all premiums are allocated to and remain in the Series Account for the entire period shown and are based on hypothetical gross annual investment returns for the Funds (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6%, and 12% over the periods indicated.

The Account Values and death benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below such averages for individual Policy Years. The values would also be different depending on the allocation of a Policy's total Account Value among the Divisions of the Series Account, if the actual rates of return averaged 0%, 6% or 12%, but the rates of each Fund varied above and below such averages.

The amounts shown for the death benefits and Account Values take into account all charges and deductions imposed under the Policy based on the assumptions set forth in the tables below. These include the Expense Charges Applied to Premium, the Daily Risk Percentage charged against the Series Account for mortality and expense risks, the Monthly Service Charge and the Monthly Cost of Insurance. The Expense Charges Applied to Premium is equal to a guaranteed maximum of 6.5% for sales load and a guaranteed maximum of 3.5% to cover our federal tax obligations and the applicable local and state premium tax. The current level of these charges is 5.5% (for Policy Years 1 through 10 only) and 3.5%, respectively.
The Daily Risk Percentage charged against the Series Account for mortality and expense risks is an annual effective rate of 0.40% for the first five Policy Years, 0.25% for Policy Years 6 through 20, and 0.10% thereafter and is guaranteed not to exceed an annual effective rate of 0.90%. The Monthly Service Charge is $10.00 per month for first three Policy Years and $7.50 per Policy Month for all Policy Years thereafter. This Charge is guaranteed not to exceed $15 per Policy Month.

The amounts shown in the tables also take into account the Funds' advisory fees and operating expenses, which are assumed to be at an annual rate of 0.84% of the average daily net assets of each Fund. This is based upon a simple average of the advisory fees and expenses of all the Funds for the most recent fiscal year taking into account any applicable expense caps or expense reimbursement arrangements. Actual fees and expenses that you will incur may be more or less than 0.84%, and will vary from year to year. See "Charges and Deductions -- Fund Expenses" in this prospectus and the prospectuses for the Funds for more information on Fund expenses. The gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.22%, 4.76%, and 10.74%, respectively, during the first five Policy Years, -1.07%, 4.92%, and 10.90%, respectively, for Policy Years 6 through 20, and -0.92%, 5.07% and 11.07%, respectively, thereafter.

The hypothetical returns shown in the tables do not reflect any charges for income taxes against the Series Account since no charges are currently made. If, in the future, such charges are made, in order to produce the illustrated death benefits, Account Values and Cash Surrender Values, the gross annual investment rate of return would have to exceed 0%, 6%, or 12% by a sufficient amount to cover the tax charges.

The second column of each table shows the amount which would accumulate if an amount equal to each premium were invested and earned interest, after taxes, at 5% per year, compounded annually.

We will furnish upon request a comparable table using any specific set of circumstances. In addition to a table assuming Policy charges at their maximum, we will furnish a table assuming current Policy charges.

                                     TABLE 1
                   Great-West Life & Annuity Insurance Company
                            COLI VUL-2 Series Account
                                  Male, Age 45
                          $1,000,000 Total Face Amount
                            Annual Premium $12,524.03
                             Death Benefit Option 1
                             Current Policy Charges

                          Hypothetical 0% Gross Investment        Hypothetical 6% Gross           Hypothetical 12% Gross
                                  Return Net -1.22%            Investment Return Net 4.76%     Investment Return Net 10.74%
             Premiums
             Paid Plus
  Policy    interest At  Contract  Surrender    Death     Contract   Surrender     Death     Contract   Surrender  Death
                                                                                                                   -----
   Year     5% Per Year    Value     Value     Benefit      Value      Value      Benefit     Value       Value     Benefit
   ----     -----------    -----     -----     -------      -----      -----      -------     -----       -----     -------
    1         13,150       9,609     10,185   1,000,000    10,237      10,851    1,000,000    10,866      11,518   1,000,000
    2         26,958      18,298     19,213   1,000,000    20,135      21,141    1,000,000    22,049      23,152   1,000,000
    3         41,456      26,322     27,375   1,000,000    29,931      31,129    1,000,000    33,849      35,203   1,000,000
    4         56,679      33,383     34,385   1,000,000    39,312      40,491    1,000,000    46,018      47,398   1,000,000
    5         72,663      39,473     40,263   1,000,000    48,241      49,206    1,000,000    58,589      59,761   1,000,000
    6         89,447      45,249     45,702   1,000,000    57,383      57,957    1,000,000    72,336      73,059   1,000,000
    7         107,069     50,542     50,542   1,000,000    66,564      66,564    1,000,000    87,195      87,195   1,000,000
    8         125,573     55,246     55,246   1,000,000    75,683      75,683    1,000,000    103,196    103,196   1,000,000
    9         145,002     59,370     59,370   1,000,000    84,746      84,746    1,000,000   120,491     120,491   1,000,000
    10        165,402     62,921     62,921   1,000,000    93,763      93,763    1,000,000   139,254     139,254   1,000,000
    11        186,823     68,365     68,365   1,000,000    105,233    105,233    1,000,000   162,164     162,164   1,000,000
    12        209,314     73,674     73,674   1,000,000    117,232    117,232    1,000,000   187,623     187,623   1,000,000
    13        232,930     78,848     78,848   1,000,000    129,791    129,791    1,000,000   215,931     215,931   1,000,000
    14        257,727     83,456     83,456   1,000,000    142,523    142,523    1,000,000   247,040     247,040   1,000,000
    15        283,763     87,505     87,505   1,000,000    155,453    155,453    1,000,000   281,316     281,316   1,000,000
    16        311,101     90,893     90,893   1,000,000    168,507    168,507    1,000,000   319,086     319,086   1,000,000
    17        339,807     93,520     93,520   1,000,000    181,609    181,609    1,000,000   360,737     360,737   1,000,000
    18        369,947     95,283     95,283   1,000,000    194,687    194,687    1,000,000   406,728     406,728   1,000,000
    19        401,595     96,081     96,081   1,000,000    207,666    207,666    1,000,000   457,602     457,602   1,000,000
    20        434,825     95,592     95,592   1,000,000    220,281    220,281    1,000,000   513,876     513,876   1,000,000
  Age 60      283,763     87,505     87,505   1,000,000    155,453    155,453    1,000,000   281,316     281,316   1,000,000
  Age 65      434,825     95,592     93,200   1,000,000    220,281    220,281    1,000,000   513,876     513,876   1,000,000
  Age 70      627,622      9,991     9,991    1,000,000    204,607    204,607    1,000,000   819,890     819,890   1,270,198
  Age 75      873,686        0         0          0        124,554    124,554    1,000,000  1,295,303   1,295,303  1,820,522

Notes:
(1)  "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.
(2)  Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.
(3)  Assumes  that no policy  loans have been made.  Excessive  loans or partial withdrawals  may cause  your  Policy to lapse due to  insufficient  Account
     Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                     TABLE 2
                   Great-West Life & Annuity Insurance Company
                            COLI VUL-2 Series Account
                                  Male, Age 45
                          $1,000,000 Total Face Amount
                            Annual Premium $12,524.03
                             Death Benefit Option 1
                            Guaranteed Policy Charges

                                 Hypothetical 0% Gross Investment       Hypothetical 6% Gross      Hypothetical 12% Gross Investment
                                         Return Net -1.71%           Investment Return Net 4.24%            Return Net 10.18%
                  Premiums Paid
                  Plus interest
     Policy      At 5% Per Year   Contract  Surrender     Death     Contract  Surrender    Death    Contract  Surrender
                    -----------
      Year                         Value      Value      Benefit     Value      Value     Benefit     Value     Value  Death Benefit
      ----                         -----      -----      -------     -----      -----     -------     -----     -----    -----------
       1             13,150        6,555      7,131     1,000,000    7,080      7,694    1,000,000    7,607     8,259      1,000,000
       2             26,958        12,557     13,472    1,000,000    14,008     15,015   1,000,000   15,528     16,631     1,000,000
       3             41,456        18,136     19,189    1,000,000    20,906     22,103   1,000,000   23,928     25,282     1,000,000
       4             56,679        23,301     24,302    1,000,000    27,775     28,955   1,000,000   32,864     34,245     1,000,000
       5             72,663        27,945     28,734    1,000,000    34,503     35,468   1,000,000   42,281     43,453     1,000,000
       6             89,447        32,078     32,531    1,000,000    41,088     41,662   1,000,000   52,239     52,963     1,000,000
       7             107,069       35,597     35,597    1,000,000    47,414     47,414   1,000,000   62,690     62,690     1,000,000
       8             125,573       38,397     38,397    1,000,000    53,359     53,359   1,000,000   73,583     73,583     1,000,000
       9             145,002       40,490     40,490    1,000,000    58,914     58,914   1,000,000   84,985     84,985     1,000,000
       10            165,402       41,771     41,771    1,000,000    63,951     63,951   1,000,000   96,853     96,853     1,000,000
       11            186,823       42,136     42,136    1,000,000    68,340     68,340   1,000,000   109,150   109,150     1,000,000
       12            209,314       41,592     41,592    1,000,000    72,053     72,053   1,000,000   121,948   121,948     1,000,000
       13            232,930       40,029     40,029    1,000,000    74,949     74,949   1,000,000   135,221   135,221     1,000,000
       14            257,727       37,451     37,451    1,000,000    76,988     76,988   1,000,000   149,054   149,054     1,000,000
       15            283,763       33,740     33,740    1,000,000    78,015     78,015   1,000,000   163,439   163,439     1,000,000
       16            311,101       28,776     28,776    1,000,000    77,861     77,861   1,000,000   178,371   178,371     1,000,000
       17            339,807       22,433     22,433    1,000,000    76,343     76,343   1,000,000   193,855   193,855     1,000,000
       18            369,947       14,575     14,575    1,000,000    73,260     73,260   1,000,000   209,906   209,906     1,000,000
       19            401,595       4,823      4,823     1,000,000    68,164     68,164   1,000,000   226,350   226,350     1,000,000
       20            434,825         0          0           0        60,790     60,790   1,000,000   243,205   243,205     1,000,000
     Age 60          283,763       33,740     33,740    1,000,000    78,015     78,015   1,000,000   163,439   163,439     1,000,000
     Age 65          434,825         0          0           0        60,790     60,790   1,000,000   243,205   243,205     1,000,000
     Age 70          627,622         0          0           0          0          0          0       248,536   248,536     1,000,000
     Age 75          873,686         0          0           0          0          0          0       164,772   164,772     1,000,000

Notes:
(1)  "0" values in the "Contract Value," "Surrender Value" and "Death Benefit" columns indicate Policy lapse.
(2)  Assumes a $12,524.03 premium is paid at the beginning of each Policy Year. Values will be different if premiums are are paid with a different frequency or in different amounts.
(3)  Assumes  that no policy  loans have been made.  Excessive  loans or partial withdrawals  may cause  your  Policy to lapse due to  insufficient  Account
     Value.

The hypothetical investment rates of return are illustrative only, and should not be deemed a representation of past or future investment rates of return. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a policy owner, and the different investment rates of return for the Funds. The Cash Surrender Value and death benefit for a Policy would be different from those shown if the actual rates of investment return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. They would also be different if any policy loans or partial withdrawals were made. No representations can be made that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of effectiveness of this Amendments to Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Englewood, State of Colorado, on the 27th day of November, 2000.

                                    COLI VUL-2 SERIES ACCOUNT
                                                     (Registrant)

                                    BY: GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                                     (Depositor)



                                    BY:     /s/ W.T. McCallum
                                        ---------------------
                                            W.T. McCallum
                                            President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


/s/ R. Gratton
R. Gratton*                         Chairman of the Board              November 27, 2000


/s/ W.T. McCallum
W.T. McCallum                       President, Chief Executive         November 27, 2000
                                    Officer and Director

/s/ M.T.G. Graye
M.T.G. Graye                        Chief Financial Officer            November 27, 2000


/s/ J. Balog
J. Balog*                           Director                           November 27, 2000


/s/ J.W. Burns
J.W. Burns*                         Director                           November 27, 2000


/s/ O.T. Dackow
O.T. Dackow*                        Director                           November 27, 2000


/s/ A. Desmarais
A. Desmarais*                       Director                           November 27, 2000


/s/ P/ Desmarais
P. Desmarais*                       Director                           November 27, 2000



/s/ R.G. Graham
R.G. Graham*                        Director                           November 27, 2000


/s/ K.P. Kavanaugh
K.P. Kavanaugh*                     Director                           November 27, 2000


/s/ W. Mackness
W. Mackness*                        Director                           November 27, 2000


/s/ J.E.A. Nickerson
J.E.A. Nickerson*                   Director                           November 27, 2000


/s/ P.M. Pitfield
P.M. Pitfield*                      Director                           November 27, 2000


/s/ M. Plessis-Belair
M. Plessis-Belair*                  Director                           November 27, 2000


/s/ B.E. Walsh
B.E. Walsh*                         Director                           November 27, 2000


*By: /s/ D.C. Lennox
      D.C.  Lennox,  Attorney-in-Fact  pursuant  to Powers  of  Attorney  filed  under  Registrant's  Pre-Effective
      Amendment No. 1 to Form S-6, filed with the Securities and Exchange Commission on June 23, 1999.
